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ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares					Fair Value
	COMMON STOCKS — 1.9%
	RESIDENTIAL REIT - 1.2%
90,000	Invitation Homes, Inc.				$ 2,952,000

	SPECIALTY FINANCE - 0.7%
200,000	Federal National Mortgage Association(a)				1,908,000

	TOTAL COMMON STOCKS (Cost $4,976,347)				4,860,000

	EXCHANGE-TRADED FUND — 3.0%
	FIXED INCOME - 3.0%
85,000	iShares MBS ETF (Cost $7,973,604)				7,980,650

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.3%
763,106	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(b),(c)		6.1460	04/25/34	551,944
39,511	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2 M3(d)	TSFR1M + 2.139%	0.0001	06/25/34	33,817
297,212	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(d)	TSFR1M + 1.434%	3.4630	01/25/35	303,517
4,561,735	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(d)	TSFR1M + 1.959%	0.0001	04/25/35	3,226,650
5,009,533	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(d)	TSFR1M + 0.549%	0.0001	08/25/36	4,628,593
40,175	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(c)		4.6620	07/25/35	38,489
1,203,489	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(d)	TSFR1M + 0.594%	4.2330	02/25/47	1,002,655
3,569,800	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(d)	TSFR1M + 0.494%	4.8190	03/25/46	3,095,589
1,037,239	Ameriquest Mort Sec Inc Asset-Backed Pas Thr Certs Ser Series 2002-2 M4(d)	TSFR1M + 3.414%	4.3470	08/25/32	944,187
1,306,775	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(d)	TSFR1M + 2.289%	0.0001	01/25/36	1,919,138
2,788	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(d)	TSFR1M + 1.464%	0.0001	11/25/29	2,485
2,303,595	Banc of America Mortgage 2004-K Trust Series 2004-K B1(c)		5.7380	12/25/34	1,944,307
9,207	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(c)		6.5000	01/25/34	8,906
160,428	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(c)		0.0001	10/25/34	123,944
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(d)	TSFR1M + 0.414%	1.4030	07/25/36	33,034,126
8,923,268	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(d)	TSFR1M + 0.414%	0.4110	10/25/36	5,530,243
14,492,993	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(d)	TSFR1M + 0.374%	4.0990	12/25/36	10,742,688
58,269	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(d)	TSFR1M + 2.439%	5.6180	03/25/34	2,348
10,137,182	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(b),(d)	TSFR1M + 1.864%	5.5430	10/25/37	8,796,127
25,755,125	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(b),(d)	TSFR1M + 1.864%	6.0210	10/25/37	22,585,515
4,612,917	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(d)	TSFR1M + 0.729%	2.8060	12/25/35	3,354,856

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.3% (Continued)
11,024,314	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(d)	TSFR1M + 0.519%	4.4410	12/25/36	$ 10,481,367
530,293	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(d)	TSFR1M + 2.049%	3.8320	02/25/35	445,435
2,534,998	Countrywide Asset-Backed Certificates Series 2007-2 M1(d)	TSFR1M + 0.334%	0.4550	08/25/37	2,191,070
1,274,860	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(d)	TSFR1M + 1.614%	3.8570	02/25/32	1,935,403
3,696,709	Credit-Based Asset Servicing and Securitization Series 2007-SP2 M7(b),(e)		3.6910	03/25/46	1,242,596
1,325,307	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		0.0001	10/25/28	1,295,161
1,188,267	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(d)	TSFR1M + 0.939%	0.0001	05/25/30	1,008,946
790,512	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(c)		3.3750	03/15/28	706,958
1,720,028	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.7360	08/15/30	1,423,600
5,670,829	EMC Mortgage Loan Trust 2005-B Series 2005-B M2(b),(d)	TSFR1M + 2.364%	5.6120	04/25/42	5,514,624
1,649,196	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(d)	TSFR1M + 0.489%	0.0001	05/25/36	1,316,376
8,751,416	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(d)	TSFR1M + 0.489%	4.6550	06/25/36	6,639,637
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(d)	TSFR1M + 1.989%	0.0001	11/25/34	1,323,001
6,336	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(d)	TSFR1M + 0.614%	4.9390	09/25/35	6,337
862,718	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(b),(d)	TSFR1M + 5.364%	3.5210	09/25/42	810,215
1,133,421	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(d)	TSFR1M + 0.614%	3.3320	01/19/38	1,713,614
18,003	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(c)		5.6720	10/25/34	16,871
1,015,376	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(d)	TSFR1M + 1.149%	5.4740	09/25/35	1,311,609
194,893	MAFI II Remic Trust 1998-A Series 1998-AX B2		6.0000	02/20/27	236,241
240,820	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(c)		0.0001	10/25/32	2
1,497,751	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M10(d)	TSFR1M + 5.364%	3.5920	09/25/34	1,250,099
4,854,514	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(d)	TSFR1M + 0.414%	0.0001	05/25/37	3,988,347
12,516	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 2A(d)	TSFR12M + 2.340%	6.1650	12/25/32	12,553
39,261	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2A2(d)	TSFR6M + 1.928%	6.0400	02/25/33	37,851
74,313	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2005-A B2(d)	TSFR1M + 1.119%	0.0001	03/25/30	42,209
2,779,108	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(c)		5.4620	02/25/36	2,097,781
3,522,491	Mill City Mortgage Loan Trust 2018-3 Series 3 B5(b),(c)		3.6620	08/25/58	1,993,405
3,290,580	Mill City Mortgage Loan Trust 2018-3 Series 3 B6(b),(c)		3.6620	08/25/58	1,616,497
7,464,280	Mill City Mortgage Loan Trust 2018-4 Series 4 B5(b),(c)		3.0770	04/25/66	4,025,078
321,566	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3Series 2004-WMC3 M6(d)	TSFR1M + 1.764%	3.4870	01/25/35	418,931
4,885,334	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(d)	TSFR1M + 0.374%	0.0001	05/25/37	6,535,136
28,072	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(c)		5.7440	09/25/34	27,763
7,050,825	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(d)	TSFR1M + 0.584%	4.3670	04/25/37	7,824,772
3,721,426	New Century Home Equity Loan Trust 2006-2 Series 2006-2 M1(d)	TSFR1M + 0.579%	0.0001	08/25/36	3,035,830
16,151	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	16,238

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 91.3% (Continued)
3,617	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	$ 3,672
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(d)	TSFR1M + 3.114%	2.6720	05/25/33	2,738,791
15,431,586	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(d)	TSFR1M + 0.414%	0.0001	03/25/37	14,552,130
3,823,310	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(d)	TSFR1M + 2.739%	3.8660	02/25/35	2,514,370
2,894,430	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(b),(d)	TSFR1M + 1.364%	5.6890	02/25/37	2,447,286
12,108,544	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(d)	TSFR1M + 2.364%	6.6890	09/25/47	8,131,337
2,327,229	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(d)	TSFR1M + 0.584%	5.1440	01/25/36	1,643,099
289,632	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(e)		3.6690	08/25/33	231,615
5,661,358	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(e)		5.9050	05/25/35	514,727
5,125,651	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(e)		5.6010	08/25/35	1,024,104
91,674	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(d)	TSFR1M + 4.614%	2.4730	10/25/33	86,719
4,793,155	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(d)	TSFR1M + 1.014%	2.1580	09/25/47	5,160,167
34,914,640	Seasoned Credit Risk Transfer Trust Series 2018-3 Series 3 BX(c)		2.0200	08/25/57	12,594,038
6,155,503	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(c)		0.0001	11/20/34	62
271,996	Soundview Home Loan Trust 2005-A Series 2005-A M6(d)	TSFR1M + 1.464%	5.1430	04/25/35	277,044
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(d)	TSFR1M + 1.164%	0.0001	06/25/35	4,035,175
2,281,526	Structured Asset Investment Loan Trust 2005-HE3 Series 2005-HE3 M3(d)	TSFR1M + 0.909%	0.0001	09/25/35	1,683,705
84,007	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(c)		4.2250	10/19/34	73,066
591,654	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(d)	TSFR1M + 0.939%	3.8990	02/19/33	500,010
2,323,000	Towd Point Mortgage Trust 2018-5 Series 5 B4(b),(c)		3.4950	07/25/58	1,431,736
4,519,660	Towd Point Mortgage Trust 2024-5 Series 5 A1B(b),(c)		4.5180	10/25/64	4,474,205
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(b),(d)	TSFR1M + 5.364%	3.8400	03/25/37	691,095
310,551	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(c)		0.0001	10/25/33	231,617
92,175	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(d)	COF 11 + 1.250%	0.0001	11/25/42	86,619
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $178,653,906)				239,538,066

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 4.0%
MONEY MARKET FUND - 4.0%
10,411,836	First American Treasury Obligations Fund, Class X, 4.24% (Cost $10,411,836) (f)	$ 10,411,836

	TOTAL INVESTMENTS - 100.2% (Cost $202,015,693)	$ 262,790,552
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(502,242)
	NET ASSETS - 100.0%	$ 262,288,310

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
COF 11	- Cost of Funds for the 11th District of San Francisco
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month
TSFR12M	- Term Secured Overnight Financing Rate (SOFR) 12 month
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is $56,180,323 or 21.4% of net assets.
(c)	Variable rate security; the rate shown represents the rate on June 30, 2025.
(d)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2025.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2025.